United STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment 	    [x]; Amendment Number:1
This Amendment (Check only one.):   [ ] is a restatement.
                                    [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Aviva plc
Address:    St Helen's
            1 Undershaft
            London
            EC3P 3DQ
            United Kingdom

13F File Number: 028-06609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:           Mary Ward
Title:          Group Legal Operations Manager
Phone:          00 44 1603 684420
Signature, Place, and Date of Signing:
Mary Ward    London, United Kingdom    20 August, 2003

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:          7
Form 13F Information Table Entry Total:     1589
Form 13F Information Table Value Total:     $7,967,913

List of Other Included Managers:
No.  13F File Number     Name
1    028-06503           Morley Fund Management Limited
2    028-06507           Norwich Union Investment Management Ltd Boston Branch
3    028-06611           Consolidated Delta Lloyd
4    028-06613           Hibernian Investment Managers Limited
5    028-06615           Aviva Gestion D'Actifs
6                        Consolidated Other
7    028-10203           CGU Investment Management Canada Ltd
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
FORM 13F INFORMATION TABLE
                                             VALUE   SHARES/  SH/  INVSTMT  OTH VOTING AUTHORITY
NAME OF ISSUER           CLASS      CUSIP    ($1000) PRN AMT  PRN  DSCRETN  MAN SOLE    SHARED  NONE
FEDERAL HOME LN MTG CORP COM        313400301    2730    53780SH   Defined     1   53780       0       0
FEDERAL HOME LN MTG CORP COM        313400301   10378   204407SH   Defined     2  204407       0       0
FEDERAL NATL MTG ASSN    COM        313586109    7370   109282SH   Defined     1  109282       0       0
FEDERAL NATL MTG ASSN    COM        313586109   27157   402686SH   Defined     2  402686       0       0